LEASES - Operating and finance leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Operating leases:
Operating lease liabilities - current	¥ 145,663	$ 19,956	¥ 119,344
Operating lease liabilities - non-current	330,740	45,311	557,136
Total lease liabilities	476,403		676,480
Operating lease right-of-use assets, net	448,555	61,452	660,138
Financing leases:
Financing lease liabilities - current	0	0	36,587
Total financing lease liabilities			36,587
Financing lease right-of-use assets, net	¥ 0	$ 0	¥ 82,293